Inventory (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Details
Finished goods	$ 163,404	$ 79,527	$ 151,805
Promotional items	5,981	6,023	1,168
Raw materials	3,158	3,216	2,032
Inventory	$ 172,543	$ 88,766	$ 155,005